Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Tax effect on unrealized gain (loss) on marketable securities	$ 225	$ 1,831
Unrealized Gain/(Loss) on Marketable Securities
Tax effect on unrealized gain (loss) on marketable securities	$ 225	$ 1,831